INCOME TAX	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The tax expense for the period is based on an estimated annual effective rate for jurisdictions where the Group operates combined with the tax impact of the events that are recorded discretely within the reporting period.
The income tax expense was 454 and 472 for the six months ended June 30, 2025 and 2024, respectively.